RBC BlueBay Emerging Market Debt Fund Investment Strategy - RBC BlueBay Emerging Market Debt Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund will primarily invest in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions and in loans. A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer is headquartered in the emerging market country, 100% of the issuer’s assets are within the economies of emerging market countries, or the issuer is 100% secured by assets within the economies of emerging market countries. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the JPMorgan EMBI Global Diversified index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries. Currently, emerging market countries include, but are not limited to, countries in Asia (excluding Japan), Africa, Eastern Europe, the Middle East, and Latin America. The Fund will normally invest in a portfolio of fixed income securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g. Brazil bonds issued in Brazilian Real). The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), in fixed income securities of any rating (i.e. including investment grade and below investment grade (junk bonds)) issued by emerging market issuers or entities domiciled in an emerging market country, as well as in distressed debt securities of issuers from emerging market countries. The Fund may invest in securities of any market capitalization and may from time to time invest a significant amount of its assets in fixed income securities issued by smaller companies. The Fund’s investments may be of any maturity. Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund. The Fund may invest in sovereign debt securities which are traded in local markets in local currency, and bonds and notes issued by banks and corporations which are traded in local markets. The Fund takes active exposure to investments in foreign currencies, including the local currencies in the emerging markets countries, both through its investments in such countries as well as through currency derivatives. The Fund will vary its proportion invested in developed country currency instruments and emerging markets currency instruments according to the investment view of the Fund in relation to the relevant instruments. In making this selection, the Fund will consider in particular the credit rating, the currency (in case of emerging market currency instruments only) and the interest rate of such instruments. There is no limit on the number of countries in which the Fund may invest, and the Fund may invest in a number of different countries at any time. The Fund engages in active and frequent trading of its portfolio securities, which results in high portfolio turnover. The Sub-Adviser incorporates material environmental, social and governance (“ESG”) factors as part of the investment process. The Sub-Adviser employs ESG Exclusion / Negative Screening as part of its investment process in managing the Fund. ESG Exclusion / Negative Screening is defined as the exclusion of certain sectors, issuers or practices based on specific ESG considerations determined by the Sub-Adviser, as applicable. The ESG Exclusion / Negative Screening applied by the Sub-Adviser includes: • Producers of controversial weapons, including, but not limited to, cluster munitions, anti-personnel mines, chemical and biological weapons and depleted uranium; • Tobacco producers; • Certain thresholds of involvement in thermal coal mining; • Certain thresholds of involvement in oil sands exploration and production; and • Party to, or ratification status of, UN conventions and treaties against corruption and torture and punishment The Sub-Adviser may also facilitate ESG engagement, which is defined by the Sub-Adviser as the interactions between the Sub-Adviser and current or potential investees (which may be companies, sovereign, supranational and agency issuers (SSA) and/or other stakeholders of relevance to the investees on ESG issues). The Sub-Adviser may undertake ESG engagement to seek to gain insight regarding an issuer’s ESG practices and/or improve an issuer’s ESG disclosure. For example, the Sub-Adviser may engage with certain issuers regarding governance practices as well as what the Sub-Adviser deems to be materially important environmental and/or social issues. For specific issuer and security types, as well as certain investment exposures, fixed income securities held by the Fund are subject to the Sub-Adviser’s ESG evaluation. The Sub-Adviser’s ESG evaluation is part of the Sub-Adviser’s wider credit analysis. The Sub-Adviser uses in-house ESG research supplemented by external third-party ESG information.